Schedule of Investments(a)
November 30, 2024
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–90.34%
Advertising–0.17%
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(b)	$94,000	$91,836
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	238,000	237,090
		328,926
Aerospace & Defense–1.75%
BAE Systems PLC (United Kingdom),
5.13%, 03/26/2029(b)	200,000	202,619
5.50%, 03/26/2054(b)	200,000	206,122
Boeing Co. (The),
6.30%, 05/01/2029(b)	71,000	73,977
6.53%, 05/01/2034(b)	87,000	92,550
5.93%, 05/01/2060	271,000	256,506
Howmet Aerospace, Inc., 4.85%, 10/15/2031	31,000	30,883
Huntington Ingalls Industries, Inc.,
5.35%, 01/15/2030	62,000	62,548
5.75%, 01/15/2035	139,000	141,638
L3Harris Technologies, Inc.,
5.40%, 07/31/2033	62,000	63,462
5.60%, 07/31/2053	56,000	57,352
Lockheed Martin Corp.,
4.45%, 05/15/2028	58,000	58,127
4.75%, 02/15/2034	115,000	114,261
4.80%, 08/15/2034	5,000	4,976
4.15%, 06/15/2053	51,000	42,885
4.30%, 06/15/2062	63,000	52,862
5.90%, 11/15/2063	87,000	95,562
Northrop Grumman Corp., 4.95%, 03/15/2053	44,000	41,498
RTX Corp.,
5.75%, 01/15/2029	135,000	140,767
6.00%, 03/15/2031	60,000	63,904
5.15%, 02/27/2033	201,000	203,858
6.10%, 03/15/2034	161,000	173,277
6.40%, 03/15/2054	117,000	133,651
TransDigm, Inc.,
6.75%, 08/15/2028(b)	216,000	220,581
6.38%, 03/01/2029(b)	190,000	193,334
6.88%, 12/15/2030(b)	90,000	92,797
7.13%, 12/01/2031(b)	44,000	45,790
6.63%, 03/01/2032(b)	324,000	332,275
6.00%, 01/15/2033(b)	109,000	109,084
		3,307,146
Agricultural & Farm Machinery–0.31%
AGCO Corp.,
5.45%, 03/21/2027	29,000	29,371
5.80%, 03/21/2034	111,000	113,986
John Deere Capital Corp.,
4.70%, 06/10/2030	250,000	252,314
5.10%, 04/11/2034	184,000	188,527
		584,198
Principal Amount		Value
Agricultural Products & Services–0.03%
Cargill, Inc., 4.75%, 04/24/2033(b)	$64,000	$63,743
Air Freight & Logistics–0.43%
GXO Logistics, Inc.,
6.25%, 05/06/2029	194,000	200,877
6.50%, 05/06/2034	136,000	143,542
United Parcel Service, Inc.,
5.15%, 05/22/2034	128,000	131,040
5.50%, 05/22/2054	220,000	227,343
5.60%, 05/22/2064	102,000	105,624
		808,426
Airport Services–0.20%
Mexico City Airport Trust (Mexico), 5.50%, 07/31/2047(b)	468,000	387,143
Apparel Retail–0.12%
Gap, Inc. (The), 3.88%, 10/01/2031(b)	158,000	139,108
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)	100,000	90,529
		229,637
Application Software–0.27%
Cadence Design Systems, Inc., 4.70%, 09/10/2034	66,000	64,827
Cloud Software Group, Inc.,
6.50%, 03/31/2029(b)	65,000	63,910
8.25%, 06/30/2032(b)	26,000	27,121
Intuit, Inc., 5.20%, 09/15/2033	190,000	194,609
SS&C Technologies, Inc.,
5.50%, 09/30/2027(b)	40,000	39,907
6.50%, 06/01/2032(b)	121,000	123,913
		514,287
Asset Management & Custody Banks–1.56%
Affiliated Managers Group, Inc., 5.50%, 08/20/2034	414,000	416,019
Ameriprise Financial, Inc.,
5.70%, 12/15/2028	185,000	193,003
4.50%, 05/13/2032	59,000	57,999
5.15%, 05/15/2033	231,000	235,692
Apollo Management Holdings L.P., 4.95%, 01/14/2050(b)(c)	30,000	30,088
Ares Capital Corp.,
5.88%, 03/01/2029	4,000	4,062
5.95%, 07/15/2029	122,000	124,203
Bank of New York Mellon Corp. (The),
4.89%, 07/21/2028(c)	284,000	285,921
4.54%, 02/01/2029(c)	124,000	123,973
5.06%, 07/22/2032(c)	168,000	170,179
5.83%, 10/25/2033(c)	104,000	110,144
Series J, 4.97%, 04/26/2034(c)	105,000	105,081
BlackRock, Inc., 4.75%, 05/25/2033	214,000	214,341
Blackstone Secured Lending Fund,
2.13%, 02/15/2027	281,000	262,276
5.88%, 11/15/2027	146,000	149,391
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Asset Management & Custody Banks–(continued)
Carlyle Holdings II Finance LLC, 5.63%, 03/30/2043(b)	$29,000	$29,024
State Street Corp.,
5.68%, 11/21/2029(c)	241,000	250,135
6.12%, 11/21/2034(c)	178,000	189,944
		2,951,475
Automobile Manufacturers–1.05%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	306,000	275,253
American Honda Finance Corp., 4.90%, 01/10/2034	3,000	2,986
Ford Motor Credit Co. LLC,
6.95%, 06/10/2026	335,000	343,062
7.35%, 11/04/2027	7,000	7,386
7.20%, 06/10/2030	135,000	144,298
Hyundai Capital America,
5.50%, 03/30/2026(b)	96,000	96,757
5.60%, 03/30/2028(b)	6,000	6,129
5.35%, 03/19/2029(b)	2,000	2,034
Mercedes-Benz Finance North America LLC (Germany),
5.00%, 01/11/2034(b)	150,000	148,603
5.13%, 08/01/2034(b)	396,000	395,500
Toyota Motor Credit Corp., 4.55%, 08/09/2029	3,000	2,999
Volkswagen Group of America Finance LLC (Germany),
5.25%, 03/22/2029(b)	255,000	254,473
5.60%, 03/22/2034(b)	300,000	299,369
		1,978,849
Automotive Parts & Equipment–1.20%
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	130,000	136,518
ERAC USA Finance LLC,
4.60%, 05/01/2028(b)	133,000	132,936
5.00%, 02/15/2029(b)	121,000	122,852
4.90%, 05/01/2033(b)	213,000	212,172
5.20%, 10/30/2034(b)	213,000	216,197
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	198,000	188,515
PHINIA, Inc.,
6.75%, 04/15/2029(b)	131,000	134,627
6.63%, 10/15/2032(b)	78,000	78,639
ZF North America Capital, Inc. (Germany),
6.88%, 04/14/2028(b)	339,000	340,783
7.13%, 04/14/2030(b)	318,000	316,095
6.75%, 04/23/2030(b)	154,000	150,474
6.88%, 04/23/2032(b)	247,000	237,476
		2,267,284
Automotive Retail–0.61%
Advance Auto Parts, Inc., 5.95%, 03/09/2028	121,000	122,716
Asbury Automotive Group, Inc., 4.63%, 11/15/2029(b)	71,000	67,463
AutoZone, Inc.,
4.75%, 08/01/2032	87,000	85,791
5.20%, 08/01/2033	119,000	119,883
Group 1 Automotive, Inc., 6.38%, 01/15/2030(b)	92,000	93,268
Principal Amount		Value
Automotive Retail–(continued)
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(b)	$130,000	$136,060
Lithia Motors, Inc., 3.88%, 06/01/2029(b)	201,000	186,433
O’Reilly Automotive, Inc., 5.00%, 08/19/2034	247,000	244,310
Velocity Vehicle Group LLC, 8.00%, 06/01/2029(b)	89,000	92,990
		1,148,914
Biotechnology–0.65%
AbbVie, Inc.,
4.80%, 03/15/2029	196,000	197,772
5.35%, 03/15/2044	98,000	99,456
5.50%, 03/15/2064	189,000	192,520
Amgen, Inc.,
5.25%, 03/02/2030	71,000	72,610
5.75%, 03/02/2063	406,000	413,659
Gilead Sciences, Inc.,
5.25%, 10/15/2033	159,000	163,178
5.55%, 10/15/2053	81,000	83,870
		1,223,065
Broadcasting–0.13%
AMC Networks, Inc., 10.25%, 01/15/2029(b)	10,000	10,642
Gray Television, Inc., 10.50%, 07/15/2029(b)	17,000	17,316
Paramount Global,
5.85%, 09/01/2043	103,000	93,835
4.95%, 05/19/2050	103,000	82,633
6.38%, 03/30/2062(c)	10,000	9,655
Sinclair Television Group, Inc., 4.13%, 12/01/2030(b)	12,000	9,369
Univision Communications, Inc.,
6.63%, 06/01/2027(b)	18,000	17,950
4.50%, 05/01/2029(b)	10,000	8,984
		250,384
Broadline Retail–0.05%
Macy’s Retail Holdings LLC,
6.13%, 03/15/2032(b)	7,000	6,697
6.70%, 07/15/2034(b)	30,000	25,946
4.50%, 12/15/2034	75,000	63,524
		96,167
Building Products–0.11%
Carrier Global Corp., 5.90%, 03/15/2034	36,000	38,113
Lennox International, Inc., 5.50%, 09/15/2028	163,000	167,179
		205,292
Cable & Satellite–0.85%
CCO Holdings LLC/CCO Holdings Capital Corp.,
6.38%, 09/01/2029(b)	66,000	66,377
7.38%, 03/01/2031(b)	158,000	164,065
4.50%, 05/01/2032	169,000	149,451
4.25%, 01/15/2034(b)	110,000	91,807
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Cable & Satellite–(continued)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp.,
6.65%, 02/01/2034	$258,000	$272,098
5.38%, 04/01/2038	42,000	38,738
5.75%, 04/01/2048	147,000	131,510
Comcast Corp., 5.50%, 11/15/2032	231,000	241,450
Cox Communications, Inc., 5.80%, 12/15/2053(b)	184,000	177,009
EchoStar Corp.,
10.75%, 11/30/2029	51,000	55,213
6.75% PIK Rate, 0.00% Cash Rate, 11/30/2030(d)	42,000	37,962
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(b)	200,000	189,999
		1,615,679
Cargo Ground Transportation–0.32%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026(b)	30,000	30,361
5.35%, 01/12/2027(b)	11,000	11,114
4.40%, 07/01/2027(b)	32,000	31,723
5.70%, 02/01/2028(b)	100,000	102,606
5.55%, 05/01/2028(b)	144,000	147,235
Ryder System, Inc.,
4.90%, 12/01/2029	114,000	114,316
6.60%, 12/01/2033	151,000	166,285
		603,640
Casinos & Gaming–0.26%
Melco Resorts Finance Ltd. (Hong Kong), 5.38%, 12/04/2029(b)	200,000	183,183
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)	200,000	181,489
Viking Cruises Ltd.,
5.88%, 09/15/2027(b)	42,000	41,746
9.13%, 07/15/2031(b)	85,000	92,083
		498,501
Commercial & Residential Mortgage Finance–0.43%
Aviation Capital Group LLC,
3.50%, 11/01/2027(b)	28,000	26,880
6.25%, 04/15/2028(b)	11,000	11,419
6.75%, 10/25/2028(b)	213,000	225,254
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(b)	131,000	135,272
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(c)	242,000	248,961
Radian Group, Inc., 6.20%, 05/15/2029	146,000	150,828
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)	24,000	22,926
		821,540
Commodity Chemicals–0.12%
Mativ Holdings, Inc., 8.00%, 10/01/2029(b)	234,000	236,224
Principal Amount		Value
Communications Equipment–0.02%
Cisco Systems, Inc., 5.30%, 02/26/2054	$41,000	$42,059
Computer & Electronics Retail–0.13%
Dell International LLC/EMC Corp., 6.02%, 06/15/2026	142,000	144,214
Leidos, Inc., 5.75%, 03/15/2033	98,000	101,040
		245,254
Construction Machinery & Heavy Transportation Equipment– 0.23%
Cummins, Inc.,
4.90%, 02/20/2029	61,000	61,918
5.45%, 02/20/2054	142,000	145,759
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	225,000	230,743
		438,420
Consumer Electronics–0.22%
LG Electronics, Inc. (South Korea),
5.63%, 04/24/2027(b)	200,000	203,084
5.63%, 04/24/2029(b)	200,000	205,298
		408,382
Consumer Finance–0.77%
American Express Co.,
5.65%, 04/23/2027(c)	192,000	194,268
5.53%, 04/25/2030(c)	249,000	255,897
Capital One Financial Corp., 7.15%, 10/29/2027(c)	117,000	121,763
FirstCash, Inc., 6.88%, 03/01/2032(b)	380,000	387,918
Navient Corp., 5.00%, 03/15/2027	100,000	98,739
OneMain Finance Corp.,
6.63%, 05/15/2029	333,000	340,176
4.00%, 09/15/2030	4,000	3,598
7.13%, 11/15/2031	50,000	51,541
		1,453,900
Consumer Staples Merchandise Retail–0.14%
Dollar General Corp.,
5.00%, 11/01/2032	44,000	42,791
5.50%, 11/01/2052	124,000	116,322
Walmart, Inc., 4.50%, 09/09/2052	105,000	96,798
		255,911
Copper–0.01%
Freeport-McMoRan, Inc., 4.38%, 08/01/2028	17,000	16,699
Distillers & Vintners–0.04%
Brown-Forman Corp., 4.75%, 04/15/2033	37,000	36,996
Constellation Brands, Inc., 4.90%, 05/01/2033	31,000	30,636
		67,632
Distributors–0.46%
Genuine Parts Co.,
6.50%, 11/01/2028	353,000	373,876
4.95%, 08/15/2029	253,000	253,034
6.88%, 11/01/2033	213,000	238,646
		865,556
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Diversified Banks–15.19%
ABN AMRO Bank N.V. (Netherlands), 5.52%, 12/03/2035(b)(c)	$200,000	$200,675
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	1,080,000	1,063,347
Australia and New Zealand Banking Group Ltd. (Australia),
6.74%, 12/08/2032(b)	333,000	364,181
5.20%, 09/30/2035(b)(c)	680,000	669,077
6.75%(b)(c)(e)	784,000	796,389
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 9.38%(c)(e)	14,000	15,277
Banco Santander S.A. (Spain),
5.55%, 03/14/2028(c)	200,000	202,372
8.00%(c)(e)	190,476	196,729
9.63%(c)(e)	200,000	219,239
9.63%(c)(e)	200,000	229,932
Bank of America Corp.,
5.43%, 08/15/2035(c)	297,000	296,931
5.52%, 10/25/2035(c)	270,000	271,341
7.75%, 05/14/2038	650,000	788,883
2.68%, 06/19/2041(c)	22,000	15,970
Series AA, 6.10%(c)(e)	540,000	540,270
Series DD, 6.30%(c)(e)	164,000	166,053
Bank of Montreal (Canada),
7.70%, 05/26/2084(c)	456,000	475,656
7.30%, 11/26/2084(c)	250,000	258,643
Bank of Nova Scotia (The) (Canada),
8.63%, 10/27/2082(c)	429,000	458,408
8.00%, 01/27/2084(c)	235,000	247,712
Banque Federative du Credit Mutuel S.A. (France), 5.19%, 02/16/2028(b)	341,000	344,603
BNP Paribas S.A. (France), 5.28%, 11/19/2030(b)(c)	300,000	301,441
BPCE S.A. (France), 5.72%, 01/18/2030(b)(c)	3,000	3,048
Canadian Imperial Bank of Commerce (Canada), 6.95%, 01/28/2085(c)	412,000	413,391
Citigroup, Inc.,
5.50%, 09/13/2025	399,000	400,836
5.17%, 02/13/2030(c)	123,000	124,350
4.54%, 09/19/2030(c)	334,000	328,967
2.57%, 06/03/2031(c)	22,000	19,451
6.17%, 05/25/2034(c)	266,000	278,574
5.83%, 02/13/2035(c)	328,000	334,783
5.41%, 09/19/2039(c)	419,000	410,405
Series AA, 7.63%(c)(e)	206,000	218,655
Series BB, 7.20%(c)(e)	143,000	148,500
Series CC, 7.13%(c)(e)	95,000	97,973
Series DD, 7.00%(c)(e)	166,000	175,006
Series EE, 6.75%(c)(e)	520,000	519,514
Series T, 6.25%(c)(e)	177,000	178,895
Series V, 4.70%(c)(e)	102,000	101,676
Series W, 4.00%(c)(e)	147,000	143,901
Comerica, Inc., 5.98%, 01/30/2030(c)	62,000	63,327
Corporacion Financiera de Desarrollo S.A. (Peru), 5.95%, 04/30/2029(b)	200,000	201,448
Principal Amount		Value
Diversified Banks–(continued)
Credit Agricole S.A. (France),
5.34%, 01/10/2030(b)(c)	$169,000	$171,413
6.25%, 01/10/2035(b)(c)	27,000	27,808
6.70%(b)(c)(e)	585,000	564,994
Fifth Third Bancorp,
2.38%, 01/28/2025	43,000	42,826
1.71%, 11/01/2027(c)	52,000	49,123
6.34%, 07/27/2029(c)	30,000	31,397
4.77%, 07/28/2030(c)	140,000	138,846
4.34%, 04/25/2033(c)	73,000	69,360
HSBC Holdings PLC (United Kingdom),
5.60%, 05/17/2028(c)	274,000	277,979
5.29%, 11/19/2030(c)	290,000	292,065
7.40%, 11/13/2034(c)	305,000	339,532
5.87%, 11/18/2035(c)	243,000	244,477
6.00%(c)(e)	866,000	854,129
6.88%(c)(e)	216,000	216,747
6.95%(c)(e)	200,000	201,512
ING Groep N.V. (Netherlands), 5.34%, 03/19/2030(c)	200,000	203,117
JPMorgan Chase & Co.,
5.57%, 04/22/2028(c)	205,000	208,880
4.32%, 04/26/2028(c)	153,000	151,483
4.85%, 07/25/2028(c)	119,000	119,241
5.30%, 07/24/2029(c)	186,000	189,250
5.01%, 01/23/2030(c)	129,000	129,961
5.58%, 04/22/2030(c)	163,000	167,860
5.00%, 07/22/2030(c)	284,000	286,111
4.60%, 10/22/2030(c)	310,000	307,336
4.59%, 04/26/2033(c)	96,000	93,758
5.72%, 09/14/2033(c)	243,000	251,920
5.34%, 01/23/2035(c)	99,000	100,864
Series W, 5.79% (3 mo. Term SOFR + 1.26%), 05/15/2047(f)	304,000	283,190
Series NN, 6.88%(c)(e)	166,000	175,705
KeyBank N.A., 5.85%, 11/15/2027	269,000	276,704
KeyCorp,
5.91% (SOFR + 1.25%), 05/23/2025(f)	83,000	83,163
2.55%, 10/01/2029	52,000	46,684
4.79%, 06/01/2033(c)	60,000	57,844
Mitsubishi UFJ Financial Group, Inc. (Japan),
5.26%, 04/17/2030(c)	344,000	351,100
5.41%, 04/19/2034(c)	205,000	211,802
5.43%, 04/17/2035(c)	364,000	374,354
8.20%(c)(e)	222,000	245,431
Mizuho Financial Group, Inc. (Japan),
5.38%, 07/10/2030(c)	200,000	203,960
5.59%, 07/10/2035(c)	325,000	335,525
Morgan Stanley Bank N.A., 5.88%, 10/30/2026	393,000	402,367
National Securities Clearing Corp., 5.10%, 11/21/2027(b)	335,000	339,939
Nordea Bank Abp (Finland), 6.30%(b)(c)(e)	200,000	192,464
Panama Infrastructure Receivable Purchaser PLC (United Kingdom), 0.00%, 04/05/2032(b)(g)	533,000	372,314
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
PNC Financial Services Group, Inc. (The),
5.58%, 06/12/2029(c)	$234,000	$239,875
4.63%, 06/06/2033(c)	7,000	6,734
5.07%, 01/24/2034(c)	118,000	117,537
Royal Bank of Canada (Canada),
4.95%, 02/01/2029	82,000	83,067
7.50%, 05/02/2084(c)	414,000	431,639
Societe Generale S.A. (France), 8.13%(b)(c)(e)	287,000	284,311
Standard Chartered PLC (United Kingdom),
6.75%, 02/08/2028(b)(c)	109,000	112,925
5.01%, 10/15/2030(b)(c)	200,000	198,592
7.75%(b)(c)(e)	194,000	199,578
Sumitomo Mitsui Financial Group, Inc. (Japan), 6.60%(c)(e)	165,000	170,623
Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.65%, 09/14/2026(b)	200,000	203,432
5.20%, 03/07/2029(b)	206,000	210,002
5.35%, 03/07/2034(b)	200,000	205,373
Synovus Bank, 5.63%, 02/15/2028	896,000	902,088
Toronto-Dominion Bank (The) (Canada),
5.15%, 09/10/2034(c)	170,000	168,443
8.13%, 10/31/2082(c)	349,000	367,556
7.25%, 07/31/2084(c)	315,000	323,486
U.S. Bancorp,
5.78%, 06/12/2029(c)	183,000	188,731
4.97%, 07/22/2033(c)	92,000	90,133
UBS AG (Switzerland), 5.65%, 09/11/2028	243,000	251,412
Wells Fargo & Co.,
5.71%, 04/22/2028(c)	132,000	134,667
5.57%, 07/25/2029(c)	131,000	134,325
5.20%, 01/23/2030(c)	149,000	151,105
5.39%, 04/24/2034(c)	89,000	90,182
5.56%, 07/25/2034(c)	52,000	53,350
5.50%, 01/23/2035(c)	177,000	181,463
5.38%, 11/02/2043	663,000	647,473
6.85%(c)(e)	199,000	206,687
7.63%(c)(e)	151,000	161,204
Westpac Banking Corp. (Australia),
5.41%, 08/10/2033(c)	14,000	14,111
5.62%, 11/20/2035(c)	212,000	214,546
		28,715,014
Diversified Capital Markets–0.94%
Ares Strategic Income Fund, 5.70%, 03/15/2028(b)	288,000	289,066
Credit Suisse Group AG (Switzerland),
4.50%(b)(c)(e)(h)(i)	268,000	16,080
5.25%(b)(c)(e)(h)(i)	248,000	14,880
UBS Group AG (Switzerland),
5.71%, 01/12/2027(b)(c)	256,000	258,127
4.75%, 05/12/2028(b)(c)	303,000	302,063
6.30%, 09/22/2034(b)(c)	295,000	316,597
4.38%(b)(c)(e)	258,000	220,375
Series 31, 7.75%(b)(c)(e)	346,000	362,415
		1,779,603
Principal Amount		Value
Diversified Chemicals–0.06%
Celanese US Holdings LLC,
6.60%, 11/15/2028	$29,000	$30,040
6.95%, 11/15/2033	35,000	37,454
Cerdia Finanz GmbH (Germany), 9.38%, 10/03/2031(b)	46,000	48,143
		115,637
Diversified Financial Services–3.02%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.95%, 03/10/2055(c)	150,000	155,596
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/01/2031(b)	155,000	159,240
Apollo Debt Solutions BDC, 6.90%, 04/13/2029(b)	32,000	33,312
Apollo Global Management, Inc.,
6.38%, 11/15/2033	164,000	181,415
5.80%, 05/21/2054	138,000	145,849
Avolon Holdings Funding Ltd. (Ireland),
6.38%, 05/04/2028(b)	249,000	258,525
5.75%, 03/01/2029(b)	276,000	282,598
5.75%, 11/15/2029(b)	180,000	184,629
BlackRock Funding, Inc.,
4.90%, 01/08/2035	93,000	93,937
5.35%, 01/08/2055	91,000	92,691
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/2029(b)	318,000	321,018
Corebridge Financial, Inc.,
6.05%, 09/15/2033	184,000	194,645
5.75%, 01/15/2034	204,000	211,694
GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029(b)	90,000	92,075
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034(b)	806,000	814,172
Jackson Financial, Inc., 5.67%, 06/08/2032	17,000	17,465
Jane Street Group/JSG Finance, Inc.,
7.13%, 04/30/2031(b)	150,000	156,219
6.13%, 11/01/2032(b)	517,000	519,520
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.63%, 10/15/2031(b)	178,000	179,334
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(b)	163,000	174,172
LPL Holdings, Inc., 5.70%, 05/20/2027	186,000	189,153
Macquarie Airfinance Holdings Ltd. (United Kingdom),
6.40%, 03/26/2029(b)	67,000	69,336
5.15%, 03/17/2030(b)	190,000	187,406
6.50%, 03/26/2031(b)	167,000	173,731
Nuveen LLC,
5.55%, 01/15/2030(b)	83,000	85,628
5.85%, 04/15/2034(b)	143,000	148,115
OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026(b)	345,000	344,148
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	139,000	144,779
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	95,000	92,534
		5,702,936
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Diversified Metals & Mining–0.74%
BHP Billiton Finance (USA) Ltd. (Australia),
5.10%, 09/08/2028	$236,000	$240,694
5.25%, 09/08/2030	175,000	180,060
5.25%, 09/08/2033	302,000	309,985
Corporacion Nacional del Cobre de Chile (Chile), 5.13%, 02/02/2033(b)	200,000	193,881
Glencore Funding LLC (Australia),
5.37%, 04/04/2029(b)	111,000	113,057
5.63%, 04/04/2034(b)	196,000	201,274
5.89%, 04/04/2054(b)	75,000	76,895
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)	86,000	86,845
		1,402,691
Diversified REITs–0.30%
CubeSmart L.P., 2.50%, 02/15/2032	18,000	15,342
Trust Fibra Uno (Mexico), 5.25%, 01/30/2026(b)	464,000	462,696
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/2028(b)	88,000	93,564
		571,602
Diversified Support Services–0.23%
Element Fleet Management Corp. (Canada), 6.32%, 12/04/2028(b)	153,000	161,279
Neptune Bidco US, Inc., 9.29%, 04/15/2029(b)	29,000	26,935
Ritchie Bros. Holdings, Inc. (Canada),
6.75%, 03/15/2028(b)	48,000	49,479
7.75%, 03/15/2031(b)	192,000	203,308
		441,001
Drug Retail–0.96%
CK Hutchison International (23) Ltd. (United Kingdom),
4.75%, 04/21/2028(b)	331,000	331,660
4.88%, 04/21/2033(b)	302,000	301,682
CVS Pass-Through Trust,
6.04%, 12/10/2028	385,568	388,582
5.77%, 01/10/2033(b)	779,674	784,743
		1,806,667
Electric Utilities–6.76%
Alabama Power Co., 5.85%, 11/15/2033	43,000	45,784
American Electric Power Co., Inc., 5.20%, 01/15/2029	139,000	141,380
Brookfield Infrastructure Finance ULC (Canada), 6.75%, 03/15/2055(c)	186,000	188,295
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (Spain), 6.38%, 02/15/2032(b)	179,000	179,319
CenterPoint Energy Houston Electric LLC,
5.20%, 10/01/2028	78,000	79,735
5.05%, 03/01/2035	100,000	100,864
Series AJ, 4.85%, 10/01/2052	206,000	193,438
Chile Electricity Lux MPC II S.a.r.l. (Chile), 5.58%, 10/20/2035(b)	315,000	310,590
Connecticut Light and Power Co. (The), 5.25%, 01/15/2053	84,000	84,994
Principal Amount		Value
Electric Utilities–(continued)
Consolidated Edison Co. of New York, Inc.,
5.50%, 03/15/2034	$3,000	$3,134
6.15%, 11/15/2052	46,000	50,906
5.90%, 11/15/2053	124,000	133,668
Constellation Energy Generation LLC,
6.13%, 01/15/2034	57,000	61,233
6.50%, 10/01/2053	53,000	59,245
5.75%, 03/15/2054	147,000	150,768
Dominion Energy South Carolina, Inc., 6.25%, 10/15/2053	67,000	76,274
Duke Energy Carolinas LLC, 5.35%, 01/15/2053	162,000	163,013
Duke Energy Corp.,
5.00%, 12/08/2027	55,000	55,560
4.85%, 01/05/2029	135,000	135,768
5.00%, 08/15/2052	174,000	159,956
6.45%, 09/01/2054(c)	120,000	122,126
Duke Energy Indiana LLC, 5.40%, 04/01/2053	126,000	126,978
Edison International, 7.88%, 06/15/2054(c)	224,000	235,292
Electricite de France S.A. (France), 6.00%, 01/22/2114(b)	1,455,000	1,471,271
Enel Finance America LLC (Italy), 7.10%, 10/14/2027(b)	204,000	216,142
Enel Finance International N.V. (Italy), 7.05%, 10/14/2025(b)	212,000	215,886
Entergy Corp., 7.13%, 12/01/2054(c)	198,000	203,572
Entergy Louisiana LLC, 5.15%, 09/15/2034	123,000	124,046
Entergy Texas, Inc., 5.55%, 09/15/2054	92,000	93,828
Evergy Metro, Inc., 4.95%, 04/15/2033	56,000	56,060
Eversource Energy, 5.50%, 01/01/2034	117,000	119,018
Exelon Corp., 5.60%, 03/15/2053	194,000	197,549
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(b)	27,000	27,440
FirstEnergy Transmission LLC,
4.55%, 01/15/2030(b)	81,000	79,781
5.00%, 01/15/2035(b)	94,000	93,406
Georgia Power Co.,
4.65%, 05/16/2028	79,000	79,275
4.95%, 05/17/2033	90,000	90,517
Mercury Chile Holdco LLC (Chile), 6.50%, 01/24/2027(b)	317,000	314,744
MidAmerican Energy Co.,
5.35%, 01/15/2034	37,000	38,360
5.85%, 09/15/2054	84,000	90,457
5.30%, 02/01/2055	113,000	112,801
National Rural Utilities Cooperative Finance Corp.,
4.85%, 02/07/2029	5,000	5,058
5.00%, 02/07/2031	172,000	175,550
5.80%, 01/15/2033	81,000	86,026
5.00%, 08/15/2034	207,000	207,865
7.13%, 09/15/2053(c)	608,000	634,704
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
NextEra Energy Capital Holdings, Inc.,
4.63%, 07/15/2027	$210,000	$210,706
5.00%, 07/15/2032	57,000	57,377
5.25%, 03/15/2034	217,000	219,939
5.55%, 03/15/2054	269,000	272,631
6.75%, 06/15/2054(c)	91,000	94,934
Ohio Power Co., 5.65%, 06/01/2034	145,000	149,859
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	404,000	415,458
Oncor Electric Delivery Co. LLC,
4.65%, 11/01/2029(b)	91,000	91,302
5.65%, 11/15/2033	131,000	138,187
Pacific Gas and Electric Co., 5.90%, 10/01/2054	82,000	84,275
PacifiCorp,
5.10%, 02/15/2029	141,000	143,213
5.30%, 02/15/2031	109,000	111,806
5.45%, 02/15/2034	170,000	173,746
5.80%, 01/15/2055	133,000	136,730
PPL Capital Funding, Inc., 5.25%, 09/01/2034	68,000	68,792
Public Service Co. of Colorado, 5.25%, 04/01/2053	90,000	88,465
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	52,000	53,791
San Diego Gas & Electric Co.,
5.35%, 04/01/2053	234,000	234,235
5.55%, 04/15/2054	163,000	168,654
Sierra Pacific Power Co., 5.90%, 03/15/2054	2,000	2,112
Southern Co. (The),
5.70%, 10/15/2032	82,000	86,135
4.85%, 03/15/2035	157,000	154,292
Series B, 4.00%, 01/15/2051(c)	184,000	180,676
Southwestern Electric Power Co., 5.30%, 04/01/2033	73,000	73,958
Tampa Electric Co., 5.00%, 07/15/2052	64,000	60,070
Union Electric Co.,
5.20%, 04/01/2034	215,000	219,536
5.13%, 03/15/2055	98,000	95,196
Virginia Electric & Power Co.,
5.00%, 04/01/2033	81,000	81,360
5.35%, 01/15/2054	100,000	100,482
Series C, 4.63%, 05/15/2052	37,000	33,140
Vistra Operations Co. LLC,
5.63%, 02/15/2027(b)	43,000	43,039
5.00%, 07/31/2027(b)	43,000	42,636
4.38%, 05/01/2029(b)	8,000	7,653
7.75%, 10/15/2031(b)	436,000	463,526
6.88%, 04/15/2032(b)	234,000	242,978
6.95%, 10/15/2033(b)	157,000	172,871
6.00%, 04/15/2034(b)	99,000	102,856
5.70%, 12/30/2034(b)	117,000	118,818
		12,787,110
Electrical Components & Equipment–0.41%
EnerSys,
4.38%, 12/15/2027(b)	50,000	47,832
6.63%, 01/15/2032(b)	41,000	41,975
Principal Amount		Value
Electrical Components & Equipment–(continued)
Regal Rexnord Corp.,
6.05%, 04/15/2028	$112,000	$115,223
6.30%, 02/15/2030	17,000	17,738
6.40%, 04/15/2033	362,000	381,736
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	93,000	83,358
Vertiv Group Corp., 4.13%, 11/15/2028(b)	94,000	89,596
		777,458
Electronic Components–0.29%
Amphenol Corp.,
5.00%, 01/15/2035	134,000	133,980
5.38%, 11/15/2054	76,000	76,542
Corning, Inc., 5.45%, 11/15/2079	350,000	335,851
		546,373
Electronic Manufacturing Services–0.11%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	178,000	180,190
Jabil, Inc., 3.00%, 01/15/2031	26,000	23,234
		203,424
Environmental & Facilities Services–0.46%
GFL Environmental, Inc., 3.50%, 09/01/2028(b)	96,000	90,739
Republic Services, Inc.,
4.88%, 04/01/2029	5,000	5,048
5.00%, 12/15/2033	143,000	143,905
5.00%, 04/01/2034	2,000	2,009
Veralto Corp.,
5.35%, 09/18/2028	217,000	221,727
5.45%, 09/18/2033	129,000	132,267
Waste Management, Inc., 5.35%, 10/15/2054	179,000	182,102
Wrangler Holdco Corp. (Canada), 6.63%, 04/01/2032(b)	90,000	92,800
		870,597
Financial Exchanges & Data–0.49%
Intercontinental Exchange, Inc.,
4.35%, 06/15/2029	100,000	98,923
4.60%, 03/15/2033	96,000	94,290
4.95%, 06/15/2052	143,000	135,942
5.20%, 06/15/2062	187,000	181,896
Moody’s Corp., 5.25%, 07/15/2044	186,000	184,547
Nasdaq, Inc.,
5.35%, 06/28/2028	49,000	50,139
5.55%, 02/15/2034	78,000	80,494
5.95%, 08/15/2053	32,000	33,833
6.10%, 06/28/2063	64,000	68,214
		928,278
Food Retail–0.15%
Kroger Co. (The),
4.65%, 09/15/2029	97,000	97,271
5.65%, 09/15/2064	181,000	178,561
		275,832
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Gas Utilities–0.25%
Atmos Energy Corp.,
5.90%, 11/15/2033	$72,000	$77,378
6.20%, 11/15/2053	55,000	62,195
5.00%, 12/15/2054	91,000	86,633
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	128,000	131,296
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	64,000	67,041
Southwest Gas Corp., 5.45%, 03/23/2028	55,000	56,200
		480,743
Gold–0.05%
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)	87,000	88,127
Health Care Distributors–0.04%
Cardinal Health, Inc., 5.45%, 02/15/2034	73,000	74,295
Health Care Equipment–0.11%
Smith & Nephew PLC (United Kingdom), 5.40%, 03/20/2034	6,000	6,078
Stryker Corp.,
4.25%, 09/11/2029	58,000	57,260
4.63%, 09/11/2034	150,000	146,832
		210,170
Health Care Facilities–0.75%
Adventist Health System, 5.76%, 12/01/2034	74,000	75,933
HCA, Inc.,
5.45%, 09/15/2034	26,000	25,983
5.90%, 06/01/2053	201,000	200,873
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	216,000	133,180
Select Medical Corp., 6.25%, 12/01/2032(b)	159,000	159,426
Tenet Healthcare Corp., 6.75%, 05/15/2031	266,000	272,781
Universal Health Services, Inc.,
4.63%, 10/15/2029	129,000	125,748
5.05%, 10/15/2034	227,000	217,678
UPMC,
5.04%, 05/15/2033	154,000	155,007
5.38%, 05/15/2043	53,000	53,955
		1,420,564
Health Care REITs–0.26%
Alexandria Real Estate Equities, Inc.,
5.25%, 05/15/2036	53,000	53,166
5.63%, 05/15/2054	264,000	265,926
Diversified Healthcare Trust, 0.00%, 01/15/2026(b)(g)	139,000	130,713
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	29,000	18,954
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	24,000	20,627
		489,386
Principal Amount		Value
Health Care Services–1.01%
Catalent Pharma Solutions, Inc., 3.50%, 04/01/2030(b)	$28,000	$27,590
CommonSpirit Health,
5.32%, 12/01/2034	235,000	239,115
5.55%, 12/01/2054	78,000	79,250
Community Health Systems, Inc.,
5.63%, 03/15/2027(b)	43,000	41,652
8.00%, 12/15/2027(b)	47,000	47,195
5.25%, 05/15/2030(b)	63,000	53,820
4.75%, 02/15/2031(b)	42,000	34,136
Concentra Escrow Issuer Corp., 6.88%, 07/15/2032(b)	77,000	79,426
CVS Health Corp.,
5.00%, 01/30/2029	185,000	185,561
5.25%, 01/30/2031	28,000	28,077
5.30%, 06/01/2033	140,000	138,977
DaVita, Inc., 6.88%, 09/01/2032(b)	255,000	263,559
Icon Investments Six DAC,
5.81%, 05/08/2027	200,000	203,936
5.85%, 05/08/2029	210,000	215,775
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	111,000	73,803
Quest Diagnostics, Inc., 6.40%, 11/30/2033	100,000	109,378
Star Parent, Inc., 9.00%, 10/01/2030(b)	85,000	87,869
		1,909,119
Health Care Supplies–0.64%
Medline Borrower L.P.,
3.88%, 04/01/2029(b)	27,000	25,330
5.25%, 10/01/2029(b)	94,000	91,848
Medline Borrower L.P./Medline Co-Issuer, Inc., 6.25%, 04/01/2029(b)	89,000	90,764
Solventum Corp.,
5.40%, 03/01/2029(b)	259,000	262,742
5.60%, 03/23/2034(b)	298,000	302,667
5.90%, 04/30/2054(b)	242,000	247,848
6.00%, 05/15/2064(b)	193,000	196,798
		1,217,997
Home Improvement Retail–0.40%
Americold Realty Operating Partnership L.P., 5.41%, 09/12/2034	107,000	105,538
Lowe’s Cos., Inc.,
5.63%, 04/15/2053	234,000	237,141
5.75%, 07/01/2053	35,000	36,318
5.80%, 09/15/2062	193,000	197,380
5.85%, 04/01/2063	171,000	176,316
		752,693
Homebuilding–0.10%
KB Home, 4.80%, 11/15/2029	93,000	90,300
Taylor Morrison Communities, Inc., 5.13%, 08/01/2030(b)	93,000	90,836
		181,136
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Hotel & Resort REITs–0.38%
Phillips Edison Grocery Center Operating Partnership I L.P.,
5.75%, 07/15/2034	$54,000	$55,505
4.95%, 01/15/2035	122,000	118,003
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 04/01/2032(b)	134,000	136,318
RLJ Lodging Trust L.P.,
3.75%, 07/01/2026(b)	48,000	46,748
4.00%, 09/15/2029(b)	101,000	92,285
Service Properties Trust,
5.50%, 12/15/2027	141,000	135,035
4.95%, 10/01/2029	31,000	25,309
4.38%, 02/15/2030	140,000	109,342
		718,545
Hotels, Resorts & Cruise Lines–0.54%
Carnival Corp., 6.00%, 05/01/2029(b)	88,000	88,382
Choice Hotels International, Inc., 5.85%, 08/01/2034	104,000	106,293
Hilton Domestic Operating Co., Inc.,
5.88%, 04/01/2029(b)	78,000	78,748
6.13%, 04/01/2032(b)	236,000	238,506
Marriott International, Inc.,
4.80%, 03/15/2030	133,000	132,990
5.30%, 05/15/2034	94,000	95,406
Royal Caribbean Cruises Ltd.,
6.25%, 03/15/2032(b)	63,000	64,416
6.00%, 02/01/2033(b)	222,000	224,929
		1,029,670
Housewares & Specialties–0.09%
Newell Brands, Inc.,
6.38%, 09/15/2027	15,000	15,257
6.38%, 05/15/2030	95,000	97,005
6.63%, 05/15/2032	52,000	53,043
		165,305
Independent Power Producers & Energy Traders–0.21%
FIEMEX Energia - Banco Actinver S.A. Institucion de Banca Multiple (Mexico), 7.25%, 01/31/2041(b)	215,000	215,086
Vistra Corp.,
7.00%(b)(c)(e)	92,000	92,955
Series C, 8.88%(b)(c)(e)	85,000	91,352
		399,393
Industrial Conglomerates–0.35%
Honeywell International, Inc.,
4.25%, 01/15/2029	116,000	115,670
4.88%, 09/01/2029	182,000	185,195
4.95%, 09/01/2031	259,000	263,947
5.00%, 02/15/2033	88,000	89,604
		654,416
Industrial Machinery & Supplies & Components–0.33%
Enpro, Inc., 5.75%, 10/15/2026	90,000	90,219
ESAB Corp., 6.25%, 04/15/2029(b)	90,000	91,672
Ingersoll Rand, Inc.,
5.20%, 06/15/2027	143,000	144,998
5.40%, 08/14/2028	26,000	26,610
Principal Amount		Value
Industrial Machinery & Supplies & Components–(continued)
Nordson Corp.,
5.60%, 09/15/2028	$36,000	$37,188
5.80%, 09/15/2033	78,000	82,310
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	16,000	16,376
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	147,000	138,699
		628,072
Industrial REITs–0.97%
LXP Industrial Trust, 6.75%, 11/15/2028	56,000	59,208
Prologis L.P.,
4.88%, 06/15/2028	113,000	114,486
4.63%, 01/15/2033	217,000	214,758
4.75%, 06/15/2033	228,000	226,214
5.13%, 01/15/2034	108,000	109,283
5.00%, 03/15/2034	361,000	361,995
5.00%, 01/31/2035	219,000	219,092
5.25%, 06/15/2053	292,000	288,196
5.25%, 03/15/2054	236,000	233,976
		1,827,208
Insurance Brokers–0.34%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
6.75%, 04/15/2028(b)	91,000	91,961
7.00%, 01/15/2031(b)	45,000	45,737
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/2033	50,000	51,187
AssuredPartners, Inc., 7.50%, 02/15/2032(b)	2,000	2,036
Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033	163,000	169,869
6.25%, 11/01/2052	56,000	63,500
5.45%, 03/15/2053	52,000	52,862
5.70%, 09/15/2053	151,000	159,680
		636,832
Integrated Oil & Gas–1.07%
BP Capital Markets PLC, 6.13%(c)(e)	409,000	408,879
Ecopetrol S.A. (Colombia),
7.75%, 02/01/2032	235,000	230,883
8.88%, 01/13/2033	417,000	429,870
8.38%, 01/19/2036	156,000	153,771
Eni S.p.A. (Italy), 5.50%, 05/15/2034(b)	217,000	220,475
Occidental Petroleum Corp.,
5.20%, 08/01/2029	53,000	53,217
5.38%, 01/01/2032	35,000	34,849
5.55%, 10/01/2034	79,000	78,615
6.20%, 03/15/2040	305,000	312,577
4.63%, 06/15/2045	125,000	98,979
		2,022,115
Integrated Telecommunication Services–3.25%
AT&T, Inc.,
5.40%, 02/15/2034	159,000	163,513
3.55%, 09/15/2055	2,329,000	1,656,877
British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081(b)(c)	470,000	457,454
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Integrated Telecommunication Services–(continued)
Iliad Holding S.A.S. (France), 8.50%, 04/15/2031(b)	$454,000	$483,750
Level 3 Financing, Inc.,
10.50%, 04/15/2029(b)	17,000	19,104
11.00%, 11/15/2029(b)	25,000	28,438
10.50%, 05/15/2030(b)	17,000	18,742
Telecom Italia Capital S.A. (Italy),
6.38%, 11/15/2033	93,000	93,946
7.72%, 06/04/2038	38,000	40,343
Telefonica Emisiones S.A. (Spain), 7.05%, 06/20/2036	492,000	555,934
Verizon Communications, Inc.,
4.50%, 08/10/2033	1,998,000	1,931,570
3.40%, 03/22/2041	31,000	24,466
3.00%, 11/20/2060	135,000	83,733
3.70%, 03/22/2061	83,000	60,317
Windstream Services LLC/Windstream Escrow Finance Corp.,
7.75%, 08/15/2028(b)	47,000	47,409
8.25%, 10/01/2031(b)	47,000	49,108
Zegona Finance PLC (United Kingdom), 8.63%, 07/15/2029(b)	400,000	426,000
		6,140,704
Interactive Media & Services–0.98%
Baidu, Inc. (China),
3.08%, 04/07/2025	210,000	208,529
1.72%, 04/09/2026	210,000	201,661
Match Group Holdings II LLC, 3.63%, 10/01/2031(b)	5,000	4,342
Meta Platforms, Inc.,
4.30%, 08/15/2029	149,000	148,453
4.55%, 08/15/2031	81,000	80,904
4.75%, 08/15/2034	135,000	135,016
4.45%, 08/15/2052	261,000	233,069
5.40%, 08/15/2054	166,000	169,614
4.65%, 08/15/2062	198,000	178,855
5.75%, 05/15/2063	204,000	216,858
5.55%, 08/15/2064	276,000	285,191
		1,862,492
Investment Banking & Brokerage–2.79%
Brookfield Finance, Inc. (Canada), 5.97%, 03/04/2054	94,000	99,831
Charles Schwab Corp. (The), Series K, 5.00%(c)(e)	117,000	114,717
Goldman Sachs Group, Inc. (The),
5.68% (SOFR + 0.81%), 03/09/2027(f)	331,000	331,450
5.78% (SOFR + 1.12%), 02/24/2028(f)	61,000	61,573
5.73%, 04/25/2030(c)	154,000	158,990
5.05%, 07/23/2030(c)	235,000	236,305
4.69%, 10/23/2030(c)	182,000	180,517
5.85%, 04/25/2035(c)	175,000	183,498
5.33%, 07/23/2035(c)	188,000	189,919
5.02%, 10/23/2035(c)	313,000	309,453
4.80%, 07/08/2044	13,000	12,184
Series T, 3.80%(c)(e)	13,000	12,473
Series W, 7.50%(c)(e)	303,000	325,096
Series X, 7.50%(c)(e)	344,000	360,824
Principal Amount		Value
Investment Banking & Brokerage–(continued)
Series Y, 6.13%(c)(e)	$10,000	$10,040
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
10.00%, 11/15/2029(b)	94,000	96,523
9.00%, 06/15/2030	87,000	86,421
Jefferies Financial Group, Inc., 4.15%, 01/23/2030	30,000	28,913
Morgan Stanley,
5.12%, 02/01/2029(c)	80,000	80,801
5.16%, 04/20/2029(c)	320,000	323,510
5.45%, 07/20/2029(c)	68,000	69,489
6.41%, 11/01/2029(c)	156,000	164,847
5.17%, 01/16/2030(c)	64,000	64,826
5.04%, 07/19/2030(c)	169,000	170,270
4.65%, 10/18/2030(c)	269,000	266,690
5.25%, 04/21/2034(c)	306,000	309,095
5.42%, 07/21/2034(c)	157,000	159,934
5.47%, 01/18/2035(c)	151,000	154,276
5.83%, 04/19/2035(c)	155,000	162,611
5.32%, 07/19/2035(c)	262,000	265,914
5.95%, 01/19/2038(c)	68,000	69,581
5.94%, 02/07/2039(c)	203,000	207,933
		5,268,504
Leisure Facilities–0.12%
NCL Corp. Ltd.,
5.88%, 02/15/2027(b)	94,000	94,169
8.13%, 01/15/2029(b)	43,000	45,666
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, 05/01/2032(b)	88,000	90,248
		230,083
Leisure Products–0.05%
Brunswick Corp., 5.85%, 03/18/2029	95,000	97,522
Life & Health Insurance–3.28%
AIA Group Ltd. (Hong Kong),
5.38%, 04/05/2034(b)	200,000	204,678
4.95%, 03/30/2035(b)	210,000	207,751
5.40%, 09/30/2054(b)	200,000	197,354
American National Group, Inc., 5.00%, 06/15/2027	143,000	142,666
Athene Global Funding, 5.58%, 01/09/2029(b)	247,000	252,102
Athene Holding Ltd.,
6.15%, 04/03/2030	28,000	29,492
6.25%, 04/01/2054	133,000	140,123
Corebridge Global Funding,
6.05% (SOFR + 1.30%), 09/25/2026(b)(f)	357,000	360,511
5.90%, 09/19/2028(b)	134,000	139,005
5.20%, 01/12/2029(b)	222,000	225,201
5.20%, 06/24/2029(b)	215,000	217,895
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(b)	1,080,000	1,040,298
F&G Annuities & Life, Inc., 7.40%, 01/13/2028	190,000	199,572
GA Global Funding Trust, 5.50%, 01/08/2029(b)	152,000	155,129
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Life & Health Insurance–(continued)
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(i)	$1,039,000	$940,991
MetLife, Inc.,
5.00%, 07/15/2052	59,000	56,445
5.25%, 01/15/2054	293,000	290,932
New York Life Global Funding, 4.55%, 01/28/2033(b)	184,000	180,437
Nippon Life Insurance Co. (Japan), 5.95%, 04/16/2054(b)(c)	281,000	288,932
Pacific Life Global Funding II,
5.55% (SOFR + 0.80%), 03/30/2025(b)(f)	233,000	233,330
5.29% (SOFR + 0.62%), 06/04/2026(b)(f)	92,000	92,148
Pricoa Global Funding I, 4.65%, 08/27/2031(b)	150,000	148,342
Sammons Financial Group, Inc., 4.75%, 04/08/2032(b)	24,000	22,417
Sumitomo Life Insurance Co. (Japan), 5.88%(b)(c)(e)	443,000	444,838
		6,210,589
Managed Health Care–0.48%
Humana, Inc., 5.75%, 12/01/2028	76,000	78,273
UnitedHealth Group, Inc.,
4.25%, 01/15/2029	84,000	83,277
5.30%, 02/15/2030	299,000	308,481
5.35%, 02/15/2033	253,000	261,887
4.50%, 04/15/2033	30,000	29,287
5.63%, 07/15/2054	85,000	88,248
5.20%, 04/15/2063	66,000	63,544
		912,997
Marine Transportation–0.39%
A.P. Moller - Maersk A/S (Denmark), 5.88%, 09/14/2033(b)	115,000	121,111
Stena International S.A. (Sweden),
7.25%, 01/15/2031(b)	100,000	103,451
7.63%, 02/15/2031(b)	494,000	515,898
		740,460
Metal, Glass & Plastic Containers–0.06%
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(b)	75,000	75,444
OI European Group B.V., 4.75%, 02/15/2030(b)	45,000	41,088
		116,532
Mortgage REITs–0.01%
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029(b)	17,000	17,293
Movies & Entertainment–0.07%
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/2029(b)	103,000	91,126
Netflix, Inc., 5.40%, 08/15/2054	33,000	33,776
Warnermedia Holdings, Inc., 4.28%, 03/15/2032	17,000	15,347
		140,249
Principal Amount		Value
Multi-Family Residential REITs–0.29%
AvalonBay Communities, Inc.,
5.00%, 02/15/2033	$41,000	$41,377
5.30%, 12/07/2033	164,000	168,053
Mid-America Apartments L.P., 5.30%, 02/15/2032	263,000	269,928
UDR, Inc., 5.13%, 09/01/2034	63,000	62,610
		541,968
Multi-line Insurance–0.25%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/2030(b)	90,000	91,902
Allianz SE (Germany), 3.50%(b)(c)(e)	400,000	385,060
		476,962
Multi-Utilities–2.11%
Ameren Illinois Co., 4.95%, 06/01/2033	88,000	88,708
Black Hills Corp., 6.15%, 05/15/2034	241,000	257,668
CenterPoint Energy, Inc., 6.70%, 05/15/2055(c)	318,000	319,058
Dominion Energy, Inc.,
5.38%, 11/15/2032	277,000	284,168
6.63%, 05/15/2055(c)	148,000	152,011
Series B, 7.00%, 06/01/2054(c)	153,000	162,523
Series A, 6.88%, 02/01/2055(c)	119,000	125,483
DTE Electric Co., 5.20%, 03/01/2034	86,000	87,986
DTE Energy Co.,
4.95%, 07/01/2027	98,000	98,662
5.85%, 06/01/2034	59,000	62,049
ENGIE S.A. (France),
5.25%, 04/10/2029(b)	205,000	209,061
5.63%, 04/10/2034(b)	200,000	205,660
5.88%, 04/10/2054(b)	205,000	209,859
NiSource, Inc.,
5.25%, 03/30/2028	31,000	31,559
5.35%, 04/01/2034	146,000	148,615
6.95%, 11/30/2054(c)	93,000	95,369
6.38%, 03/31/2055(c)	104,000	104,691
Public Service Enterprise Group, Inc.,
5.88%, 10/15/2028	237,000	247,076
6.13%, 10/15/2033	158,000	169,079
Sempra,
6.40%, 10/01/2054(c)	219,000	219,727
6.88%, 10/01/2054(c)	200,000	204,941
6.55%, 04/01/2055(c)	240,000	241,236
6.63%, 04/01/2055(c)	173,000	174,519
WEC Energy Group, Inc., 4.75%, 01/15/2028	91,000	91,653
		3,991,361
Office REITs–0.86%
Boston Properties L.P., 5.75%, 01/15/2035	364,000	365,375
Brandywine Operating Partnership L.P.,
8.30%, 03/15/2028	320,000	337,990
8.88%, 04/12/2029	190,000	205,334
Cousins Properties L.P., 5.88%, 10/01/2034	149,000	152,129
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Office REITs–(continued)
Office Properties Income Trust,
9.00%, 03/31/2029(b)	$98,000	$96,775
9.00%, 09/30/2029(b)	525,000	459,373
		1,616,976
Oil & Gas Drilling–0.25%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	93,000	93,550
Patterson-UTI Energy, Inc., 7.15%, 10/01/2033	85,000	91,139
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	89,000	93,195
Transocean, Inc., 8.75%, 02/15/2030(b)	106,250	110,765
Valaris Ltd., 8.38%, 04/30/2030(b)	86,000	87,649
		476,298
Oil & Gas Exploration & Production–0.95%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	260,000	269,837
ConocoPhillips Co., 5.70%, 09/15/2063	69,000	70,960
Diamondback Energy, Inc.,
5.15%, 01/30/2030	128,000	129,578
5.90%, 04/18/2064	71,000	70,843
Expand Energy Corp., 5.38%, 03/15/2030	81,000	80,469
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 04/15/2032(b)	26,000	24,747
8.38%, 11/01/2033(b)	42,000	44,402
6.88%, 05/15/2034(b)	173,000	167,840
7.25%, 02/15/2035(b)	400,000	391,853
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	285,000	293,594
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(b)	278,000	245,641
		1,789,764
Oil & Gas Refining & Marketing–0.38%
CVR Energy, Inc., 8.50%, 01/15/2029(b)	173,000	170,146
Empresa Nacional del Petroleo (Chile), 5.95%, 07/30/2034(b)	210,000	211,955
Phillips 66 Co., 5.30%, 06/30/2033	149,000	150,961
Raizen Fuels Finance S.A. (Brazil), 5.70%, 01/17/2035(b)	200,000	192,618
		725,680
Oil & Gas Storage & Transportation–5.12%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)	201,000	204,782
Columbia Pipelines Operating Co. LLC, 5.70%, 10/01/2054(b)	184,000	183,756
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	83,000	82,861
El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032	62,000	74,400
Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Enbridge, Inc. (Canada),
5.70%, 03/08/2033	$153,000	$158,772
7.38%, 01/15/2083(c)	201,000	205,560
7.63%, 01/15/2083(c)	161,000	170,148
Series NC5, 8.25%, 01/15/2084(c)	168,000	178,161
Energy Transfer L.P.,
5.55%, 02/15/2028	30,000	30,728
6.40%, 12/01/2030	33,000	35,263
5.75%, 02/15/2033	99,000	101,735
6.55%, 12/01/2033	46,000	49,862
5.55%, 05/15/2034	122,000	124,008
5.00%, 05/15/2050	140,000	125,004
5.95%, 05/15/2054	168,000	169,730
8.00%, 05/15/2054(c)	148,000	157,522
6.05%, 09/01/2054	250,000	257,595
7.13%, 10/01/2054(c)	450,000	458,489
Enterprise Products Operating LLC,
5.35%, 01/31/2033	17,000	17,539
4.20%, 01/31/2050	146,000	123,825
Series D, 6.88%, 03/01/2033	42,000	47,479
7.73% (3 mo. Term SOFR + 3.25%), 08/16/2077(f)	148,000	147,274
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.00%, 01/15/2027	35,000	35,771
7.75%, 02/01/2028	50,000	50,644
8.88%, 04/15/2030	56,000	58,402
7.88%, 05/15/2032	122,000	123,061
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia),
5.85%, 02/23/2036(b)	205,000	205,729
6.13%, 02/23/2038(b)	200,000	204,847
6.51%, 02/23/2042(b)	200,000	209,066
6.10%, 08/23/2042(b)	200,000	201,025
Howard Midstream Energy Partners LLC, 7.38%, 07/15/2032(b)	178,000	183,571
Kinder Morgan, Inc.,
7.80%, 08/01/2031	96,000	110,652
5.20%, 06/01/2033	7,000	7,000
MPLX L.P.,
4.80%, 02/15/2029	134,000	134,069
4.70%, 04/15/2048	160,000	138,292
5.50%, 02/15/2049	209,000	202,144
4.95%, 03/14/2052	222,000	197,678
5.65%, 03/01/2053	30,000	29,557
New Fortress Energy, Inc., 6.50%, 09/30/2026(b)	31,000	28,945
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.13%, 02/15/2029(b)	43,000	44,077
8.38%, 02/15/2032(b)	246,000	251,981
Northern Natural Gas Co.,
3.40%, 10/16/2051(b)	32,000	22,462
5.63%, 02/01/2054(b)	48,000	48,810
ONEOK Partners L.P., 6.85%, 10/15/2037	158,000	176,013
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
ONEOK, Inc.,
5.65%, 11/01/2028	$41,000	$42,293
4.40%, 10/15/2029	187,000	183,779
5.80%, 11/01/2030	30,000	31,299
6.35%, 01/15/2031	225,000	241,023
6.10%, 11/15/2032	69,000	73,047
6.05%, 09/01/2033	161,000	169,664
6.63%, 09/01/2053	234,000	260,257
Plains All American Pipeline L.P./PAA Finance Corp., 3.55%, 12/15/2029	26,000	24,461
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	134,000	139,081
South Bow Canadian Infrastructure Holdings Ltd. (Canada),
7.50%, 03/01/2055(b)(c)	100,000	104,740
7.63%, 03/01/2055(b)(c)	177,000	183,246
South Bow USA Infrastructure Holdings LLC (Canada),
5.58%, 10/01/2034(b)	58,000	58,011
6.18%, 10/01/2054(b)	123,000	124,689
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	377,000	383,975
Targa Resources Corp.,
5.20%, 07/01/2027	124,000	125,600
5.50%, 02/15/2035	69,000	70,046
6.25%, 07/01/2052	147,000	155,873
Venture Global LNG, Inc.,
9.50%, 02/01/2029(b)	228,000	254,840
7.00%, 01/15/2030(b)	44,000	45,031
9.88%, 02/01/2032(b)	369,000	410,567
9.00%(b)(c)(e)	126,000	130,656
Western Midstream Operating L.P.,
6.15%, 04/01/2033	119,000	123,789
5.45%, 11/15/2034	71,000	70,474
Williams Cos., Inc. (The),
5.30%, 08/15/2028	247,000	251,842
4.80%, 11/15/2029	139,000	138,905
4.65%, 08/15/2032	16,000	15,577
5.65%, 03/15/2033	16,000	16,516
5.80%, 11/15/2054	79,000	81,707
		9,679,277
Other Specialized REITs–0.05%
Iron Mountain, Inc.,
4.50%, 02/15/2031(b)	50,000	46,612
5.63%, 07/15/2032(b)	47,000	45,981
		92,593
Other Specialty Retail–0.25%
Bath & Body Works, Inc.,
6.88%, 11/01/2035	89,000	93,151
6.75%, 07/01/2036	92,000	95,539
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 02/15/2028(b)	250,000	238,959
Tractor Supply Co., 5.25%, 05/15/2033	47,000	47,675
		475,324
Principal Amount		Value
Packaged Foods & Meats–0.27%
J.M. Smucker Co. (The), 6.20%, 11/15/2033	$77,000	$82,736
McCormick & Co., Inc., 4.70%, 10/15/2034	109,000	105,587
Minerva (Luxembourg) S.A. (Brazil), 8.88%, 09/13/2033(b)	205,000	216,451
The Campbell’s Company,
5.20%, 03/21/2029	2,000	2,035
5.25%, 10/13/2054	108,000	104,271
		511,080
Paper & Plastic Packaging Products & Materials–0.38%
Graphic Packaging International LLC, 6.38%, 07/15/2032(b)	213,000	217,229
LABL, Inc.,
5.88%, 11/01/2028(b)	34,000	30,437
8.63%, 10/01/2031(b)	46,000	43,411
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(b)	47,000	46,882
Smurfit Kappa Treasury Unlimited Co. (Ireland),
5.20%, 01/15/2030(b)	139,000	141,013
5.44%, 04/03/2034(b)	128,000	130,871
5.78%, 04/03/2054(b)	103,000	106,947
		716,790
Paper Products–0.00%
Magnera Corp., 7.25%, 11/15/2031(b)	5,000	4,933
Passenger Airlines–1.33%
American Airlines Pass-Through Trust,
Series 2021-1, Class B, 3.95%, 07/11/2030	139,400	129,872
Series 2021-1, Class A, 2.88%, 07/11/2034	135,699	119,609
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	364,000	363,721
AS Mileage Plan IP Ltd.,
5.02%, 10/20/2029(b)	122,000	119,267
5.31%, 10/20/2031(b)	140,000	137,252
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(b)	98,424	88,829
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	71,604	71,253
4.75%, 10/20/2028(b)	308,319	306,323
United Airlines Pass-Through Trust,
Series 2016-1, Class B, 3.65%, 01/07/2026	176,428	172,615
Series 2020-1, Class A, 5.88%, 10/15/2027	141,939	145,500
Series 2018-1, Class AA, 3.50%, 03/01/2030	161,876	153,115
Series 2019-1, Class A, 4.55%, 08/25/2031	141,139	128,843
Series 2019-1, Class AA, 4.15%, 08/25/2031	219,188	212,278
Series 24-A, 5.88%, 02/15/2037	179,000	187,229
Series AA, 5.45%, 02/15/2037	167,000	171,577
		2,507,283
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Passenger Ground Transportation–0.22%
Uber Technologies, Inc.,
4.30%, 01/15/2030	$176,000	$172,313
4.80%, 09/15/2034	111,000	108,726
5.35%, 09/15/2054	146,000	142,515
		423,554
Personal Care Products–0.30%
Kenvue, Inc.,
5.05%, 03/22/2028	75,000	76,581
5.00%, 03/22/2030	152,000	155,469
4.90%, 03/22/2033	183,000	184,274
5.10%, 03/22/2043	78,000	77,802
5.20%, 03/22/2063	74,000	72,718
		566,844
Pharmaceuticals–1.21%
AstraZeneca Finance LLC (United Kingdom), 4.90%, 02/26/2031	187,000	189,798
Bausch Health Cos., Inc.,
5.50%, 11/01/2025(b)	46,000	45,032
11.00%, 09/30/2028(b)	49,000	48,061
Bristol-Myers Squibb Co.,
4.90%, 02/22/2029	49,000	49,715
5.90%, 11/15/2033	119,000	127,841
6.25%, 11/15/2053	74,000	83,063
6.40%, 11/15/2063	114,000	129,706
Eli Lilly and Co.,
5.00%, 02/09/2054	2,000	1,949
5.05%, 08/14/2054	246,000	241,932
5.10%, 02/09/2064	151,000	146,865
5.20%, 08/14/2064	67,000	66,159
Endo Finance Holdings, Inc., 8.50%, 04/15/2031(b)	86,000	91,648
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 12.25%, 04/15/2029(b)	9,000	9,498
Merck & Co., Inc.,
5.00%, 05/17/2053	80,000	77,164
5.15%, 05/17/2063	45,000	43,677
Novartis Capital Corp. (Switzerland),
3.80%, 09/18/2029	135,000	131,380
4.00%, 09/18/2031	159,000	153,871
4.20%, 09/18/2034	163,000	155,913
4.70%, 09/18/2054	120,000	112,369
Pfizer Investment Enterprises Pte. Ltd.,
4.45%, 05/19/2028	208,000	207,579
4.75%, 05/19/2033	169,000	167,284
		2,280,504
Precious Metals & Minerals–0.11%
Anglo American Capital PLC (South Africa), 5.75%, 04/05/2034(b)	200,000	206,067
Property & Casualty Insurance–0.35%
Fairfax Financial Holdings Ltd. (Canada),
6.35%, 03/22/2054	143,000	152,559
6.10%, 03/15/2055(b)	304,000	315,623
Markel Group, Inc., 6.00%(c)(e)	115,000	115,129
Travelers Cos., Inc. (The), 5.45%, 05/25/2053	69,000	71,530
		654,841
Principal Amount		Value
Rail Transportation–0.61%
Burlington Northern Santa Fe LLC, 5.20%, 04/15/2054	$202,000	$201,853
CSX Corp., 4.90%, 03/15/2055	94,000	88,619
Norfolk Southern Corp.,
5.05%, 08/01/2030	32,000	32,648
5.55%, 03/15/2034	91,000	94,898
5.35%, 08/01/2054	94,000	94,044
5.95%, 03/15/2064	131,000	141,228
TTX Co., 5.05%, 11/15/2034(b)	277,000	279,276
Union Pacific Corp., 5.15%, 01/20/2063	230,000	224,681
		1,157,247
Real Estate Development–0.57%
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	84,000	88,989
Piedmont Operating Partnership L.P.,
9.25%, 07/20/2028	694,000	766,326
6.88%, 07/15/2029	212,000	218,753
		1,074,068
Real Estate Services–0.05%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)	85,000	91,882
Regional Banks–0.75%
Citizens Financial Group, Inc.,
3.25%, 04/30/2030	20,000	18,348
5.64%, 05/21/2037(c)	150,000	147,754
Huntington Bancshares, Inc., 4.44%, 08/04/2028(c)	65,000	64,378
Regions Financial Corp., 5.72%, 06/06/2030(c)	182,000	186,421
Synovus Financial Corp., 6.17%, 11/01/2030(c)	102,000	103,881
Truist Financial Corp.,
6.05%, 06/08/2027(c)	136,000	138,441
7.16%, 10/30/2029(c)	155,000	166,838
5.44%, 01/24/2030(c)	32,000	32,565
4.92%, 07/28/2033(c)	27,000	26,080
6.12%, 10/28/2033(c)	113,000	119,742
5.87%, 06/08/2034(c)	151,000	157,396
Zions Bancorporation N.A., 6.82%, 11/19/2035(c)	253,000	260,615
		1,422,459
Reinsurance–0.92%
Global Atlantic (Fin) Co.,
4.40%, 10/15/2029(b)	526,000	504,349
3.13%, 06/15/2031(b)	15,000	13,116
4.70%, 10/15/2051(b)(c)	407,000	391,571
6.75%, 03/15/2054(b)	279,000	294,849
7.95%, 10/15/2054(b)(c)	117,000	122,947
Swiss Re Subordinated Finance PLC (United Kingdom), 5.70%, 04/05/2035(b)(c)	400,000	406,320
		1,733,152
Renewable Electricity–0.02%
Idaho Power Co., 5.20%, 08/15/2034	40,000	40,731
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Research & Consulting Services–0.05%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)	$94,000	$91,270
Restaurants–0.30%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.63%, 09/15/2029(b)	220,000	220,411
McDonald’s Corp., 5.45%, 08/14/2053	118,000	118,532
Raising Cane’s Restaurants LLC, 9.38%, 05/01/2029(b)	123,000	132,390
Yum! Brands, Inc., 5.38%, 04/01/2032	93,000	91,338
		562,671
Retail REITs–0.82%
Agree L.P., 5.63%, 06/15/2034	86,000	88,246
Brixmor Operating Partnership L.P., 5.75%, 02/15/2035	64,000	66,254
Kimco Realty OP LLC,
2.25%, 12/01/2031	13,000	11,003
4.85%, 03/01/2035	149,000	145,646
Kite Realty Group L.P.,
4.95%, 12/15/2031	105,000	104,069
5.50%, 03/01/2034	36,000	36,567
Kite Realty Group Trust, 4.75%, 09/15/2030	109,000	107,995
NNN REIT, Inc.,
5.60%, 10/15/2033	64,000	65,981
5.50%, 06/15/2034	87,000	88,942
Realty Income Corp.,
4.85%, 03/15/2030	31,000	31,173
5.63%, 10/13/2032	109,000	113,835
5.38%, 09/01/2054	46,000	45,811
Regency Centers L.P.,
4.13%, 03/15/2028	127,000	124,859
5.25%, 01/15/2034	90,000	91,353
5.10%, 01/15/2035	67,000	66,853
Simon Property Group L.P., 4.75%, 09/26/2034	367,000	357,075
		1,545,662
Security & Alarm Services–0.05%
Brink’s Co. (The), 6.75%, 06/15/2032(b)	90,000	91,911
Self-Storage REITs–0.35%
Extra Space Storage L.P.,
5.70%, 04/01/2028	46,000	47,433
2.55%, 06/01/2031	26,000	22,513
5.40%, 02/01/2034	175,000	177,147
Goodman US Finance Six LLC (Australia), 5.13%, 10/07/2034(b)	49,000	48,555
Public Storage Operating Co.,
5.13%, 01/15/2029	27,000	27,637
5.10%, 08/01/2033	185,000	188,129
5.35%, 08/01/2053	157,000	158,111
		669,525
Semiconductors–0.79%
Broadcom, Inc., 4.30%, 11/15/2032	182,000	174,672
Principal Amount		Value
Semiconductors–(continued)
Foundry JV Holdco LLC,
6.15%, 01/25/2032(b)	$250,000	$256,387
5.88%, 01/25/2034(b)	451,000	453,482
6.25%, 01/25/2035(b)	333,000	344,311
Micron Technology, Inc.,
4.98%, 02/06/2026	121,000	121,172
5.30%, 01/15/2031	112,000	113,569
2.70%, 04/15/2032	30,000	25,652
Skyworks Solutions, Inc., 3.00%, 06/01/2031	13,000	11,320
		1,500,565
Single-Family Residential REITs–0.29%
American Homes 4 Rent L.P., 5.50%, 07/15/2034	206,000	208,987
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(b)	85,000	85,884
Invitation Homes Operating Partnership L.P.,
2.30%, 11/15/2028	11,000	10,042
4.88%, 02/01/2035	241,000	234,582
		539,495
Soft Drinks & Non-alcoholic Beverages–0.16%
Coca-Cola Co. (The), 5.40%, 05/13/2064	294,000	299,826
Sovereign Debt–1.13%
Banque Ouest Africaine de Developpement (Supranational), 5.00%, 07/27/2027(b)	200,000	194,908
Brazilian Government International Bond (Brazil),
6.13%, 01/22/2032	173,000	173,357
6.13%, 03/15/2034	76,000	74,893
Colombia Government International Bond (Colombia), 7.50%, 02/02/2034	215,000	216,445
Costa Rica Government International Bond (Costa Rica), 7.30%, 11/13/2054(b)	255,000	270,236
Guatemala Government Bond (Guatemala), 6.05%, 08/06/2031(b)	200,000	198,500
Peruvian Government International Bond (Peru), 5.38%, 02/08/2035	84,000	83,272
Romanian Government International Bond (Romania),
6.63%, 02/17/2028(b)	190,000	194,560
5.88%, 01/30/2029(b)	124,000	123,094
7.13%, 01/17/2033(b)	150,000	155,659
5.75%, 03/24/2035(b)	220,000	203,365
Trinidad & Tobago Government International Bond (Trinidad), 6.40%, 06/26/2034(b)	255,000	250,378
		2,138,667
Specialized Consumer Services–0.10%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	200,000	184,920
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Specialized Finance–0.49%
Blackstone Private Credit Fund,
4.95%, 09/26/2027(b)	$105,000	$103,651
6.25%, 01/25/2031	89,000	91,157
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/2029(b)	47,000	47,435
SMBC Aviation Capital Finance DAC (Ireland),
5.30%, 04/03/2029(b)	200,000	202,449
5.55%, 04/03/2034(b)	479,000	487,101
		931,793
Specialty Chemicals–0.63%
Sasol Financing USA LLC (South Africa),
4.38%, 09/18/2026	353,000	341,026
8.75%, 05/03/2029(b)	270,000	278,229
5.50%, 03/18/2031	291,000	252,864
Sociedad Quimica y Minera de Chile S.A. (Chile), 6.50%, 11/07/2033(b)	265,000	276,456
Wayfair LLC, 7.25%, 10/31/2029(b)	35,000	35,556
		1,184,131
Steel–0.49%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	241,000	252,245
Cleveland-Cliffs, Inc.,
6.88%, 11/01/2029(b)	137,000	138,061
7.00%, 03/15/2032(b)	67,000	67,424
7.38%, 05/01/2033(b)	109,000	111,111
6.25%, 10/01/2040	25,000	22,493
POSCO (South Korea), 5.63%, 01/17/2026(b)	200,000	201,519
Vale Overseas Ltd. (Brazil), 6.40%, 06/28/2054	125,000	127,288
		920,141
Systems Software–1.00%
Camelot Finance S.A., 4.50%, 11/01/2026(b)	93,000	90,994
Oracle Corp.,
6.25%, 11/09/2032	450,000	487,481
4.90%, 02/06/2033	169,000	168,346
4.70%, 09/27/2034	299,000	291,342
6.90%, 11/09/2052	227,000	266,700
5.38%, 09/27/2054	350,000	340,296
5.50%, 09/27/2064	260,000	252,080
		1,897,239
Technology Hardware, Storage & Peripherals–0.47%
Apple, Inc., 4.10%, 08/08/2062	192,000	161,289
Hewlett Packard Enterprise Co.,
5.00%, 10/15/2034	222,000	219,132
5.60%, 10/15/2054	325,000	322,666
Seagate HDD Cayman, 9.63%, 12/01/2032	159,000	181,776
		884,863
Tobacco–0.49%
B.A.T Capital Corp. (United Kingdom),
6.00%, 02/20/2034	106,000	111,291
7.08%, 08/02/2043	28,000	31,479
Principal Amount		Value
Tobacco–(continued)
Philip Morris International, Inc.,
4.88%, 02/15/2028	$14,000	$14,127
5.25%, 09/07/2028	186,000	190,278
4.88%, 02/13/2029	7,000	7,063
4.63%, 11/01/2029	85,000	84,779
5.63%, 11/17/2029	16,000	16,659
5.13%, 02/13/2031	70,000	71,200
4.75%, 11/01/2031	86,000	85,437
5.75%, 11/17/2032	78,000	81,830
5.63%, 09/07/2033	28,000	29,176
4.90%, 11/01/2034	201,000	198,503
		921,822
Trading Companies & Distributors–1.48%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(b)(c)	1,208,000	1,210,834
Air Lease Corp.,
Series B, 4.65%(c)(e)	123,000	120,391
Series C, 4.13%(c)(e)	50,000	47,244
Series D, 6.00%(c)(e)	84,000	83,315
Aircastle Ltd., 5.25%(b)(c)(e)	186,000	182,982
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(b)	96,000	94,275
Ferguson Enterprises, Inc., 5.00%, 10/03/2034	135,000	132,352
Fortress Transportation and Infrastructure Investors LLC,
5.50%, 05/01/2028(b)	90,000	88,987
7.88%, 12/01/2030(b)	247,000	262,501
7.00%, 05/01/2031(b)	3,000	3,113
7.00%, 06/15/2032(b)	101,000	104,412
Mitsubishi Corp. (Japan),
5.00%, 07/02/2029(b)	200,000	203,379
5.13%, 07/17/2034(b)	252,000	256,867
		2,790,652
Transaction & Payment Processing Services–0.50%
Fiserv, Inc.,
5.38%, 08/21/2028	227,000	231,970
5.63%, 08/21/2033	180,000	186,641
5.45%, 03/15/2034	288,000	294,792
Mastercard, Inc., 4.85%, 03/09/2033	223,000	226,028
		939,431
Wireless Telecommunication Services–1.03%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
4.74%, 03/20/2025(b)	92,500	92,391
5.15%, 03/20/2028(b)	1,138,900	1,146,198
T-Mobile USA, Inc.,
4.50%, 04/15/2050	139,000	120,302
5.65%, 01/15/2053	202,000	206,235
6.00%, 06/15/2054	57,000	60,992
Vodafone Group PLC (United Kingdom),
5.75%, 02/10/2063	44,000	43,458
4.13%, 06/04/2081(c)	207,000	185,984
5.13%, 06/04/2081(c)	119,000	92,878
		1,948,438
Total U.S. Dollar Denominated Bonds & Notes (Cost $168,944,891)		170,782,427
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Shares		Value
Preferred Stocks–3.16%
Aerospace & Defense–0.06%
Boeing Co. (The), 6.00%, Conv. Pfd.	2,000	$110,780
Diversified Banks–1.28%
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	1,992	2,431,395
Diversified Financial Services–0.25%
Apollo Global Management, Inc., 7.63%, Pfd.(c)	17,750	482,623
Investment Banking & Brokerage–1.38%
Morgan Stanley, 7.13%, Series E, Pfd.	62,725	1,589,452
Morgan Stanley, 6.88%, Series F, Pfd.	40,000	1,012,800
		2,602,252
Regional Banks–0.19%
M&T Bank Corp., 7.50%, Series J, Pfd.	12,854	353,356
Total Preferred Stocks (Cost $5,982,089)		5,980,406
Principal Amount
U.S. Treasury Securities–2.45%
U.S. Treasury Bills–0.31%
4.78% - 4.83%, 01/30/2025(j)(k)	$602,000	597,613
U.S. Treasury Bonds–1.60%
4.63%, 11/15/2044	499,700	510,046
4.25%, 08/15/2054	2,563,300	2,507,628
		3,017,674
U.S. Treasury Notes–0.54%
4.13%, 10/31/2026	39,000	38,948
4.13%, 11/15/2027	19,000	19,007
4.13%, 10/31/2029	21,000	21,035
4.13%, 10/31/2031	265,000	264,917
4.25%, 11/15/2034	672,400	675,500
		1,019,407
Total U.S. Treasury Securities (Cost $4,554,487)		4,634,694

Asset-Backed Securities–2.14%
Jimmy John’s Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(b)	367,129	360,637
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	462,840	487,623
Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	304,485	294,181
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	203,350	180,910
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	203,350	167,710
	Principal Amount		Value

Subway Funding LLC,
Series 2024-1A, Class A23, 6.51%, 07/30/2054(b)		$233,000	$241,235
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)		256,000	260,431
Series 2024-1A, Class A2I, 6.27%, 07/30/2054(b)		253,365	257,761
Series 2024-3A, Class A23, 5.91%, 07/30/2054(b)		250,000	248,117
Series 2024-3A, Class A2I, 5.25%, 07/30/2054(b)		235,000	231,664
Series 2024-3A, Class A2I, 5.57%, 07/30/2054(b)		240,000	237,862
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)		624,693	601,199
Zaxby’s Funding LLC, Series 2024-1A, Class A2I, 6.59%, 04/30/2054(b)		149,625	152,995
Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.64%, 04/20/2054(b)		308,000	316,577
Total Asset-Backed Securities (Cost $4,089,686)			4,038,902
Variable Rate Senior Loan Interests–0.30%(l)(m)
Coal & Consumable Fuels–0.04%
NGL Energy Operating LLC, Term Loan, 8.32% (1 mo. Term SOFR + 3.75%), 02/02/2031		77,610	77,986
Health Care Facilities–0.03%
Select Medical Corp., Term Loan B, -%, 11/30/2031(i)(n)		52,920	53,052
Leisure Products–0.04%
Amer Sports Co. (Finland), Term Loan B, 7.24% (3 mo. Term SOFR + 2.75%), 02/10/2031(i)		68,087	68,853
Restaurants–0.19%
Raising Cane’s Restaurants LLC, Term Loan B, -%, 09/10/2031(n)		354,000	356,324
Total Variable Rate Senior Loan Interests (Cost $552,467)			556,215
Non-U.S. Dollar Denominated Bonds & Notes–0.05%(o)
Health Care REITs–0.05%
MPT Operating Partnership L.P./MPT Finance Corp., 3.33%, 03/24/2025 (Cost $104,487)	EUR	100,000	101,847
	Shares
Money Market Funds–0.93%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(p)(q)		617,079	617,079
Invesco Treasury Portfolio, Institutional Class, 4.53%(p)(q)		1,146,005	1,146,005
Total Money Market Funds (Cost $1,763,084)			1,763,084

Options Purchased–0.05%
(Cost $131,388)(r)			99,453
TOTAL INVESTMENTS IN SECURITIES–99.42% (Cost $186,122,579)			187,957,028
OTHER ASSETS LESS LIABILITIES—0.58%			1,094,064
NET ASSETS–100.00%			$189,051,092
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Investment Abbreviations:
Conv.	– Convertible
EUR	– Euro
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $70,332,774, which represented 37.20% of the Fund’s Net Assets.

(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Perpetual bond with no specified maturity date.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2024.
(g)	Zero coupon bond issued at a discount.
(h)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30,
2024 was $30,960, which represented less than 1% of the Fund’s Net Assets.

(i)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(j)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(k)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(m)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(n)	This variable rate interest will settle after November 30, 2024, at which time the interest rate will be determined.
(o)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(p)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2024.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2	$11,688,043	$(11,070,966)	$-	$-	$617,079	$13,388
Invesco Liquid Assets Portfolio, Institutional Class	-	4,094,066	(4,094,092)	-	26	-	4,740
Invesco Treasury Portfolio, Institutional Class	2	17,612,299	(16,466,296)	-	-	1,146,005	20,040
Total	$4	$33,394,408	$(31,631,354)	$-	$26	$1,763,084	$38,168

(q)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(r)	The table below details options purchased.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
iShares China Large-Cap ETF	Call	06/20/2025	96	USD	36.00	USD	345,600	$7,728
S&P 500 Index	Call	03/31/2025	5	USD	6,100.00	USD	3,050,000	91,725
Total Index Options Purchased								$99,453

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	18	March-2025	$3,709,969	$7,417	$7,417
U.S. Treasury 5 Year Notes	117	March-2025	12,589,383	77,609	77,609
U.S. Treasury 10 Year Notes	78	March-2025	8,672,625	92,971	92,971
U.S. Treasury Long Bonds	82	March-2025	9,799,000	246,457	246,457
U.S. Treasury Ultra Bonds	27	March-2025	3,434,063	131,562	131,562
Subtotal—Long Futures Contracts				556,016	556,016
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Ultra Notes	140	March-2025	(16,071,563)	(286,866)	(286,866)
Total Futures Contracts				$269,150	$269,150

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
01/27/2025	State Street Bank & Trust Co.	EUR	83,000	USD	88,152	$100

Abbreviations:
ETF	—Exchange-Traded Fund
EUR	—Euro
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$169,810,476	$971,951	$170,782,427
Preferred Stocks	5,980,406	—	—	5,980,406
U.S. Treasury Securities	—	4,634,694	—	4,634,694
Asset-Backed Securities	—	4,038,902	—	4,038,902
Variable Rate Senior Loan Interests	—	434,310	121,905	556,215
Non-U.S. Dollar Denominated Bonds & Notes	—	101,847	—	101,847
Money Market Funds	1,763,084	—	—	1,763,084
Options Purchased	99,453	—	—	99,453
Total Investments in Securities	7,842,943	179,020,229	1,093,856	187,957,028
Other Investments - Assets*
Futures Contracts	556,016	—	—	556,016
Forward Foreign Currency Contracts	—	100	—	100
	556,016	100	—	556,116
Other Investments - Liabilities*
Futures Contracts	(286,866)	—	—	(286,866)
Total Other Investments	269,150	100	—	269,250
Total Investments	$8,112,093	$179,020,329	$1,093,856	$188,226,278

*	Unrealized appreciation (depreciation).
Invesco Bond Fund